Annual Total Returns	Dec. 29, 2025
ActivePassive Core Bond ETF | ActivePassive Core Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	1.65%
ActivePassive Intermediate Municipal Bond ETF | ActivePassive Intermediate Municipal Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	0.98%
ActivePassive International Equity ETF | ActivePassive International Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	8.12%
ActivePassive U.S. Equity ETF | ActivePassive U.S. Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	23.85%